Goodwill and Other Intangible Assets - by Business Segment (Details 1) (USD $) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Total goodwill	$ 48,882	$ 48,856	$ 48,854	$ 48,320	$ 48,359	$ 48,357
Investment Bank
Goodwill [Line Items]
Total goodwill	5,250		5,278
Retail Financial Services
Goodwill [Line Items]
Total goodwill	16,490		16,496
Card Services and Auto
Goodwill [Line Items]
Total goodwill	14,581		14,522
Commercial Banking
Goodwill [Line Items]
Total goodwill	2,864		2,866
Treasury & Securities Services
Goodwill [Line Items]
Total goodwill	1,670		1,680
Asset Management [Member]
Goodwill [Line Items]
Total goodwill	7,650		7,635
Corporate/Private Equity
Goodwill [Line Items]
Total goodwill	$ 377		$ 377